Oil and Gas Properties	12 Months Ended
Dec. 31, 2025
Oil And Gas Properties
Oil and Gas Properties

6.	Oil and Gas Properties

	SASB	Cendere	Total
Cost
As at December 31, 2023	$59,105,389	$2,651,992	$61,757,381
Additions	2,127,764	-	2,127,764
Sale of O&G assets	(1,087,146)	-	(1,087,146)
JV Contribution	(1,348,810)	-	(1,348,810)
Change in ARO estimate and additions	(610,113)	(1,587)	(611,700)
Currency translation adjustment	(10,685,298)	(421,305)	(11,106,604)
Impact of hyperinflation	22,177,851	989,773	23,167,625
Reclassified as assets held for sale (Note 5)	172,112	-	172,112
As at December 31, 2024	$69,851,749	$3,218,873	$73,070,622
Additions	721,672	-	721,672
Sale of O&G assets	(38,273)	-	(38,273)
JV Contribution	(379,450)	-	(379,450)
Change in ARO estimate and additions	239,061	1,728	240,789
Currency translation adjustment	(12,361,503)	(567,487)	(12,928,990)
Impact of hyperinflation	17,841,448	819,360	18,660,808
As at December 31, 2025	$75,874,704	$3,472,474	$79,347,178

Accumulated depletion and impairment
As at December 31, 2023	$7,083,686	$2,019,595	$9,103,281
Depletion	1,233,377	67,040	1,300,417
Impairment	9,892,000	-	9,892,000
Currency translation adjustment	(1,125,451)	(320,873)	(1,446,324)
Impact of hyperinflation	2,644,191	753,873	3,398,064
As at December 31, 2024	$19,727,803	$2,519,635	$22,247,438
Depletion	105,227	34,323	139,550
Impairment	54,498,394	-	54,498,394
Currency translation adjustment	(3,476,986)	(444,076)	(3,921,062)
Impact of hyperinflation	5,020,266	641,189	5,661,455
As at December 31, 2025	$75,874,704	$2,751,071	$78,625,775

Net book value
As at December 31, 2024	$50,123,946	$699,238	$50,823,184
As at December 31, 2025	$-	$721,403	$721,403

Cendere oil field

The Cendere onshore oil field, which is located in South East Turkey has a total of 25 wells. The operator of the Cendere Field is Türkiye Petrolleri Anonim Ortakliğı (“TPAO”). The Company’s interest is 19.6% for all wells except for wells C-13, C-15 and C-16, for which its interest is 9.8%. As at December 31, 2025, the depletion calculation includes future development costs of $355,250 (December 31, 2024 - $32,600) based on the most recent reserve report.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)

6.	Oil and Gas Properties (continued)

The South Akcakoca Sub-Basin (“SASB”)

The Company owns offshore production licenses called the South Akcakoca Sub-Basin (“SASB”). The Company owns a 49% working interest in SASB in partnership with TPAO. SASB has four producing fields, each with a production platform plus subsea pipelines that connect the fields to an onshore gas plant. The four SASB fields are located off the north coast of Turkey towards the western end of the Black Sea. As at December 31, 2025, the depletion calculation includes future development costs of $Nil (December 31, 2024 - $31,400,000) based on the most recent reserve report.

Impairment

Management assesses each field for impairment indicators at each reporting date. Impairment indicators considered include the following:

●	Plans to discontinue or dispose of the asset before the previously expected date;
●	Significant reductions in estimates or reserves;
●	Significant cost overrun on a capital project;
●	Significant increases in the expected cost of dismantling assets and restoring the site; and
●	Production difficulties.

As at December 31, 2025, the Company performed an assessment of potential impairment indicators and noted that the Company’s net asset value was greater than its market capitalization and that the Company’s SASB gas property has underperformed. As a result of the impairment indicators noted, the Company performed an impairment test in accordance with IFRS. This resulted in a $54,498,394 impairment of the Company’s SASB gas property and no impairment on the Cendere oil property. For the purposes of testing impairment and determining value in use of the SASB property, the Company used a forecast of before-tax net cash flows on proved reserves obtained from the annual reserve report. This resulted in a recoverable amount (value in use) of $Nil as there were no proved reserves allocated to the SASB property in the December 31, 2025 reserve report. The pre-impairment carrying value of the SASB cash generating unit includes the net book value of the SASB property of $54,498,394. For the purposes of testing impairment and determining value in use of the Cendere oil property, the Company used a 15-year forecast of before-tax net cash flows on proved reserves obtained from the annual reserve report discounted at 15% to estimate the value in use of the Cendere oil property. This resulted in a recoverable amount (value in use) of $3,463,000, which exceeds the carrying value of $721,403 as at December 31, 2025.

Sale of assets

During the year ended December 31, 2025, the Company sold tubing and casing with a cost of $38,273 (2024 - $1,087,146) for proceeds of $21,249 (2024 - $621,054), resulting in a loss of $17,024 ($10,132 adjusted for hyperinflation). (2024 - $466,092).

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)